Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin U.S. Government Money Fund
Entity Central Index Key	0000038778
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Government Money Fund
Class Name	Class A
Trading Symbol	FMFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin U.S. Government Money Fund for the period July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$25	0.50%
[1],[2]
Expenses Paid, Amount	$ 25	[1]
Expense Ratio, Percent	0.50%	[1]
Net Assets	$ 5,240,819,443
Holdings Count | $ / shares	73	[3]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$5,240,819,443
Total Number of Portfolio Holdings*	73
[3]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Government Money Fund
Class Name	Class C
Trading Symbol	FTQXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin U.S. Government Money Fund for the period July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C1	$59	1.15%
[4],[5]
Expenses Paid, Amount	$ 59	[4]
Expense Ratio, Percent	1.15%	[4]
Net Assets	$ 5,240,819,443
Holdings Count | $ / shares	73	[6]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$5,240,819,443
Total Number of Portfolio Holdings*	73
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Government Money Fund
Class Name	Class R
Trading Symbol	FRQXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin U.S. Government Money Fund for the period July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R1	$51	1.00%
[7],[8]
Expenses Paid, Amount	$ 51	[7]
Expense Ratio, Percent	1.00%	[7]
Net Assets	$ 5,240,819,443
Holdings Count | $ / shares	73	[9]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$5,240,819,443
Total Number of Portfolio Holdings*	73
[9]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Government Money Fund
Class Name	Class R6
Trading Symbol	FRRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin U.S. Government Money Fund for the period July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$24	0.47%
[10],[11],[12]
Expenses Paid, Amount	$ 24	[10]
Expense Ratio, Percent	0.47%	[10]
Net Assets	$ 5,240,819,443
Holdings Count | $ / shares	73	[13]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$5,240,819,443
Total Number of Portfolio Holdings*	73
[13]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class P1
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Government Money Fund
Class Name	Class P1
Trading Symbol	FVTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin U.S. Government Money Fund for the period September 4, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class P11,[2]	$19	0.59%
[14],[15],[16]
Expenses Paid, Amount	$ 19	[14],[15]
Expense Ratio, Percent	0.59%	[14],[15]
Net Assets	$ 5,240,819,443
Holdings Count | $ / shares	73	[17]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$5,240,819,443
Total Number of Portfolio Holdings*	73
[17]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.

[2]
†	Annualized.

[3]
*	Reflects holdings of The U.S. Government Money Market Portfolio.

[4]
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.

[5]
†	Annualized.

[6]
*	Reflects holdings of The U.S. Government Money Market Portfolio.

[7]
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.

[8]
†	Annualized.

[9]
*	Reflects holdings of The U.S. Government Money Market Portfolio.

[10]
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[12]
†	Annualized.

[13]
*	Reflects holdings of The U.S. Government Money Market Portfolio.

[14]
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.

[15]
2	Amounts are for the period September 4, 2024 through December 31, 2024. Expenses for the full reporting period would have been higher.

[16]
†	Annualized.

[17]
*	Reflects holdings of The U.S. Government Money Market Portfolio.